                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clarus Capital Group Management LP
Address: 237 Park Avenue Suite 900
         New York NY 10017

Form 13F File Number: 28-12159

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ephraim Fields
Title: Authorized Signatory
Phone: 212 808 7330

Signature, Place, and Date of Signing:


/s/ Ephraim Fields                      New York, NY           May 14, 2008
-------------------------------------   --------------------   -----------------
[Signature]                             [City, State]          [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-11898               First New York Securities L.L.C.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       24

Form 13F Information Table Value Total:   $48911
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name


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
          COLUMN 1               COLUMN 2      COLUMN 3 COLUMN 4     COLIMN 5       COLUMN 6  COLUMN 7      COLUMN 8
                                                          VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x1000) PRN AMT PRN CALL DESCRETION MANAGERS  SOLE  SHARED NONE
---------------------------- ---------------- --------- -------- ------- --- ---- ---------- -------- ------ ------ ----
ALTRIA GROUP INC             COM              02209S103     2414  108740 SH          SOLE             108740
CAPITAL SOUTHWEST CORP       COM              140501107     1020    8246 SH          SOLE               8246
CENVEO INC                   COM              15670S105      199   19000 SH          SOLE              19000
CLEARPOINT BUSINESS
   RESOURCES INC             COM              185061108      463  298761 SH          SOLE             298761
COMPASS DIVERSIFIED HOLDINGS SH BEN INT       20451Q104     5842  444249 SH          SOLE             444249
DIEDRICH COFFEE INC          COM              253675201      379  164862 SH          SOLE             164862
E COM VENTURES INC           COM              26830K205     1410   93981 SH          SOLE              93981
EINSTEIN NOAH RESTAURANT
   GROUP INC                 COM              28257U104      236   27528 SH          SOLE              27528
GSC INVESTMENT CORP          COM              362493108     1154  113657 SH          SOLE             113657
HERBALIFE LTD                COM              G4412G101     1453   30684 SH          SOLE              30684
HERCULES TECHNOLOGY GROWTH
   CAPITAL INC               COM              427096508     6140  565410 SH          SOLE             565410
INNODATA ISOGEN INC          COM              457642205     3719  871069 SH          SOLE             871069
KEY TECHNOLOGY INC           COM              493143101     4247  142578 SH          SOLE             142578
MEXICAN RESTAURANTS INC      COM              59283R104      694  120719 SH          SOLE             120719
OVERHILLS FARM INC           COM              690212105      169   33796 SH          SOLE              33796
RICK'S CABARET INTERNATIONAL
   INC                       COM              765641303     5144  224903 SH          SOLE             224903
SUPERTEL HOSPITALITY INC     COM              868526104     3703  701319 SH          SOLE             701319
SUPREME INDUSTRIES INC       COM              868607102       99   17650 SH          SOLE              17650
TWIN DISC INC                COM              901476101     4227  267175 SH          SOLE             267175
UNIFI INC                    COM              904677101       89   30700 SH          SOLE              30700
VCG HOLDING CORP             COM              91821K101     4533  743102 SH          SOLE             743102
ZHONGPIN INC                 COM              98952K107     1570  161323 SH          SOLE             161323
WTS HARBOR ACQUISITION CORP  W EXP 04/25/2011 41145X115        0  200000 SH          SOLE             200000
WTS UNION STREET ACQ CORP    W EXP 04/25/2011 908536113        7   33000 SH          SOLE              33000